Investment in Associates	12 Months Ended
Dec. 31, 2017
Disclosure of associates [abstract]
Investment in Associates

12. INVESTMENT IN ASSOCIATES
Investment in associates consist of:

	December 31, 2017	December 31, 2016
Investment in Maverix	$53,567	$48,284
Investment in other	1,450	1,450
	$55,017	$49,734
The following table shows a continuity of the Company's investment in Maverix:

	2017	2016
Balance of investment in Maverix, December 31,	$48,284	$29,371
Investment in associate	2,473	—
Dilution gain	2,273	10,979
Adjustment for change in ownership interest	758	10,967
Loss in associate	(221)	(3,033)
Balance of investment in Maverix, December 31,	$53,567	$48,284

Investment in Maverix:
The Company's warrant liability representing in substance ownership interest in Maverix was $14.3 million as at December 31, 2017 (December 31, 2016 - $13.8 million). The Company's share of Maverix income or loss was recorded, from January 1, 2017 to February 21, 2017 based on its 43% interest, and 41% for the period February 22, 2017 to April 20, 2017, and 40% for the period April 21, 2017 to December 31, 2017 representing the Company’s fully diluted ownership.
On August 17, 2017, Maverix closed a transaction with CEF Limited ("CEF") where CEF provided Maverix with a $20.0 million senior secured loan facility and Maverix issued 5.9 million common shares to CEF for gross proceeds of $5.3 million. The Company exercised its anti-dilution rights in connection with the CEF transaction where Maverix issued 2.3 million common shares to the Company for gross proceeds of $2.5 million.
On April 20, 2017, Maverix closed a transaction with a wholly owned subsidiary of Silvercorp Metals Inc. (Silvercorp”), where Maverix acquired a net smelter return royalty on the Silvertip mine located in British Columbia Canada; and Maverix issued to Silvercorp a total of 3.8 million common shares (the "Silvertip Transaction").
On February 21, 2017, Maverix closed a transaction with Auramet Trading LLC and certain of its affiliates (collectively "Auramet"), where Maverix acquired a portfolio of two (2) royalties from Auramet; and Maverix issued to Auramet a total of 8.5 million common shares and made a cash payment of $5 million (collectively, the "Auramet Transaction").
Deferred Revenue:
Deferred revenue relates to precious metal streams whereby the Company will sell 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage, to Maverix for $650 and $450 per ounce, respectively (the "Streams"). The deferred revenue liability recognized by the Company is the portion of the deferred revenue to be paid to Maverix owners other than Pan American through its ownership in Maverix.
The deferred revenue related to the Streams will be recognized as revenue by Pan American as the gold ounces are delivered to Maverix. On February 21, 2017, April 20, 2017 and July 12, 2017, the Company recorded an additional $0.4 million, $0.2 million, and $0.1 million of deferred revenue, respectively, as a result of the diluted ownership in Maverix that arose on the Auramet, Silvertip and CEF Transactions, respectively. As at December 31, 2017, the deferred revenue liability was $12.0 million (December 31, 2016 - $11.6 million).
During the year ended December 31, 2017, $0.3 million (2016 - $0.2 million) was recognized for the delivery of 2,347 ounces of gold (2016 - 604 ounces) from La Colorada to Maverix. All transactions with Maverix were in the normal course and measured at exchange amounts, which were the amounts of consideration established and agreed to by the Company and Maverix.
Income Statement Impacts:
The Auramet, Silvertip, and CEF Transactions resulted in dilution gains of $2.3 million for the year ended December 31, 2017 (2016 - $11.0 million), respectively, recorded in share of loss from associate and dilution gain.
For the year ended December 31, 2017 the Company also recognized its share of loss from associate of $0.2 million (2016 - $3.0 million loss) which represents the Company's proportionate share of Maverix's income (loss) during the year.